Offerings - Offering: 1	Oct. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Senior Notes due 2029
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99926
Maximum Aggregate Offering Price	$ 1,249,075,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 108,669.53
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, at the statutory rate of $87.00 per $1,000,000 of securities registered and relates to the Registration Statement on Form S-3 (No. 333-291951) filed by General Motors Financial Company, Inc. on December 5, 2025.